Summary of Financial Information of Group's Four Variable Interest Entities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Net revenues	$ 94,754,722	$ 184,710,880	$ 242,573,674
Net income (loss)	(44,328,912)	(39,895,878)	(17,926,074)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net revenues	44,907,449	137,947,971	190,302,130
Net income (loss)	$ (8,282,712)	$ 18,873,242	$ 1,765,918